Credit Risk - Group Level Credit Risk Management, Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) cIIThreshold	Dec. 31, 2022 GBP (£)
Disclosure of credit risk exposure [line items]
Minimum ECL to recognise judgemental adjustments	£ 1
Loan Loss Allowances		£ 1,005
Loss allowance	£ 992
Climate change, period covered for ECL calculations	5 years
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		393
Loss allowance	£ 380
ECL before JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		709
Loss allowance	808
ECL before JAs | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		306
Loss allowance	364
ECL before JAs | Individually assessed
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		112
Loss allowance	128
ECL before JAs | Individually assessed | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		112
Loss allowance	124
Minimum | Stage 3
Disclosure of credit risk exposure [line items]
ECL under reasonably possible judgements	42
Maximum | Stage 3
Disclosure of credit risk exposure [line items]
ECL under reasonably possible judgements	209
Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Loss allowance	84
Total JAs (excluding Affordability and Cost of Living JAs) | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loss allowance	(8)
Total JAs (excluding Affordability and Cost of Living JAs) | Long-term indeterminate arrears
Disclosure of credit risk exposure [line items]
Loss allowance	16
Total JAs (excluding Affordability and Cost of Living JAs) | Long-term indeterminate arrears | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loss allowance	0
Total JAs (excluding Affordability and Cost of Living JAs) | 12+ months in arrears
Disclosure of credit risk exposure [line items]
Loss allowance	14
Total JAs (excluding Affordability and Cost of Living JAs) | 12+ months in arrears | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loss allowance	0
Total JAs (excluding Affordability and Cost of Living JAs) | UPL loss floor
Disclosure of credit risk exposure [line items]
Loss allowance	6
Total JAs (excluding Affordability and Cost of Living JAs) | UPL loss floor | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loss allowance	0
Total JAs (excluding Affordability and Cost of Living JAs) | Model underestimation
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		57
Loss allowance	36
Total JAs (excluding Affordability and Cost of Living JAs) | Model underestimation | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		0
Loss allowance	0
Total JAs (excluding Affordability and Cost of Living JAs) | Corporate single large exposure
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		23
Loss allowance	23
Total JAs (excluding Affordability and Cost of Living JAs) | Corporate single large exposure | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		23
Loss allowance	23
Total JAs (excluding Affordability and Cost of Living JAs) | Other
Disclosure of credit risk exposure [line items]
Loss allowance	(11)
Total JAs (excluding Affordability and Cost of Living JAs) | Other | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loss allowance	(31)
Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		130
Loss allowance	100
Total Affordability and Cost of Living JAs | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		61
Loss allowance	24
Total Affordability and Cost of Living JAs | Corporate lending to segments affected by supply chain pressures
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		61
Loss allowance	24
Total Affordability and Cost of Living JAs | Corporate lending to segments affected by supply chain pressures | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		61
Loss allowance	24
Total Affordability and Cost of Living JAs | Secured affordability
Disclosure of credit risk exposure [line items]
Mortgages moved from stage 1 to stage 2	2,900
Loan Loss Allowances		27
Loss allowance	13
Total Affordability and Cost of Living JAs | Secured affordability | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		0
Loss allowance	0
Total Affordability and Cost of Living JAs | Secured affordability | Minimum
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	£ 21
CII Threshold | cIIThreshold	30
Total Affordability and Cost of Living JAs | Secured affordability | Maximum
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	£ 8
CII Threshold | cIIThreshold	50
Total Affordability and Cost of Living JAs | Unsecured affordability
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		35
Loss allowance	£ 38
Total Affordability and Cost of Living JAs | Unsecured affordability | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		0
Loss allowance	0
Total Affordability and Cost of Living JAs | Mortgage refinancing risk
Disclosure of credit risk exposure [line items]
Mortgages moved from stage 1 to stage 2	6,800
Loss allowance	19
Total Affordability and Cost of Living JAs | Mortgage refinancing risk | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loss allowance	0
Total Affordability and Cost of Living JAs | Mortgage refinancing risk | Minimum
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	£ 9
Probability weighted interest rate	0.05
Total Affordability and Cost of Living JAs | Mortgage refinancing risk | Maximum
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	£ 22
Probability weighted interest rate	0.06
Total Affordability and Cost of Living JAs | SME debt burden
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		7
Loss allowance	£ 6
Total Affordability and Cost of Living JAs | SME debt burden | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		£ 0
Loss allowance	0
No delay in repossession | Total JAs (excluding Affordability and Cost of Living JAs) | Long-term indeterminate arrears
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	12
No delay in repossession | Total JAs (excluding Affordability and Cost of Living JAs) | 12+ months in arrears
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	6
Corrected model underestimation | Total JAs (excluding Affordability and Cost of Living JAs) | Model underestimation
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	13
Model uplift estimation | Total JAs (excluding Affordability and Cost of Living JAs) | Model underestimation
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	65
One average losses | Total JAs (excluding Affordability and Cost of Living JAs) | Corporate single large exposure
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	12
Three average losses | Total JAs (excluding Affordability and Cost of Living JAs) | Corporate single large exposure
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	35
Different sensitivities to PD uplifts | Total Affordability and Cost of Living JAs | Corporate lending to segments affected by supply chain pressures | Minimum
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	16
Different sensitivities to PD uplifts | Total Affordability and Cost of Living JAs | Corporate lending to segments affected by supply chain pressures | Maximum
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	58
Different sensitivities to PD uplifts | Total Affordability and Cost of Living JAs | Unsecured affordability | Minimum
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	31
Different sensitivities to PD uplifts | Total Affordability and Cost of Living JAs | Unsecured affordability | Maximum
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	£ 47